Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
			Average
	Summary		Summary	Average		Peer Group
	Compensation		Compensation	Compensation	Total	Total
	Table Total	Compensation	Table Total	Actually Paid	Shareholder	Shareholder	Net	Return
	for PEO	Actually Paid	for non-PEO	to non-PEO	Return	Return	Income	on
Year	($)(1)	to PEO ($)(2)	NEOs ($)(1)	NEOs ($)(3)	(4)($)	(4)($)	($ in millions)	Assets (5)(%)

2022	1,364,828	1,246,692	694,632	435,130	111.93	111.46	29.6	1.22%
2021	1,876,843	2,345,458	1,362,986	1,921,658	109.29	126.43	37.4	1.71%
2020	1,801,481	1,322,596	1,611,519	1,248,859	87.59	90.82	39.3	2.02%
(1)

The PEO for 2022, 2021 and 2020 is Joseph C. Adams. The non-PEO NEOs for 2022 are Matthew D. Mullet, Dennis V. O’Leary, Robert B. Fuller and Donn C. Costa. In 2021 and 2020, FS Bancorp was a smaller reporting company. The non-PEO NEOs for 2021 are Dennis V. O’Leary and Donn C. Costa. The non-PEO NEOs for 2020 are Matthew D. Mullet and Donn C. Costa.

(2)

The following amounts were deducted from/added to summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Year
	2020	2021	2022
Summary compensation table total for PEO	$1,801,481	$1,876,843	$1,364,828
Deduct grant date fair value of equity awards granted in fiscal year	(278,466)	(540,244)	(392,639)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	431,821	418,251	453,660
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(448,661)	393,271	(47,482)
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(183,578)	197,337	(131,675)
Compensation actually paid to PEO	1,322,596	2,345,458	1,246,692

(3)

The following amounts were deducted from/added to average summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate average compensation actually paid to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Year
	2020	2021	2022
Average summary compensation table total for non-PEO NEOs	$1,611,519	$1,362,986	$694,632
Deduct grant date fair value of equity awards granted in fiscal year	(314,088)	(337,652)	(565,153)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	519,752	253,836	653,270
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(394,184)	426,402	(114,353)
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(174,139)	216,085	(233,266)
Average compensation actually paid to non-PEO NEOs	1,248,859	1,921,658	435,130

(4)	Total shareholder return (“TSR”) assumes $100 invested in FS Bancorp common stock and the S&P U.S. SmallCap Banks Index on December 31, 2019 with all dividends reinvested.
(5)	We determined that return on assets is the most important financial measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year to company performance.

Company Selected Measure Name	return on assets
Named Executive Officers, Footnote [Text Block]
(1)

The PEO for 2022, 2021 and 2020 is Joseph C. Adams. The non-PEO NEOs for 2022 are Matthew D. Mullet, Dennis V. O’Leary, Robert B. Fuller and Donn C. Costa. In 2021 and 2020, FS Bancorp was a smaller reporting company. The non-PEO NEOs for 2021 are Dennis V. O’Leary and Donn C. Costa. The non-PEO NEOs for 2020 are Matthew D. Mullet and Donn C. Costa.

Peer Group Issuers, Footnote [Text Block]
(4)	Total shareholder return (“TSR”) assumes $100 invested in FS Bancorp common stock and the S&P U.S. SmallCap Banks Index on December 31, 2019 with all dividends reinvested.

PEO Total Compensation Amount	$ 1,364,828	$ 1,876,843	$ 1,801,481
PEO Actually Paid Compensation Amount	$ 1,246,692	2,345,458	1,322,596
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The following amounts were deducted from/added to summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Year
	2020	2021	2022
Summary compensation table total for PEO	$1,801,481	$1,876,843	$1,364,828
Deduct grant date fair value of equity awards granted in fiscal year	(278,466)	(540,244)	(392,639)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	431,821	418,251	453,660
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(448,661)	393,271	(47,482)
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(183,578)	197,337	(131,675)
Compensation actually paid to PEO	1,322,596	2,345,458	1,246,692

Non-PEO NEO Average Total Compensation Amount	$ 694,632	1,362,986	1,611,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 435,130	1,921,658	1,248,859
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)

The following amounts were deducted from/added to average summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate average compensation actually paid to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Year
	2020	2021	2022
Average summary compensation table total for non-PEO NEOs	$1,611,519	$1,362,986	$694,632
Deduct grant date fair value of equity awards granted in fiscal year	(314,088)	(337,652)	(565,153)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	519,752	253,836	653,270
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(394,184)	426,402	(114,353)
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(174,139)	216,085	(233,266)
Average compensation actually paid to non-PEO NEOs	1,248,859	1,921,658	435,130

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Financial Performance Measures. As required by the SEC’s rules, the following is a list of the most important financial measures used to link “compensation actually paid” to our performance. The roles of each of these performance measures in our executive compensation programs is more thoroughly discussed in the Compensation Discussion and Analysis in this proxy statement, along with a description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions.

●	Net Income
●	Net Interest Margin
●	Efficiency Ratio
●	Return on Assets
●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 111.93	109.29	87.59
Peer Group Total Shareholder Return Amount	111.46	126.43	90.82
Net Income (Loss)	$ 29,600,000	$ 37,400,000	$ 39,300,000
Company Selected Measure Amount | item	1.22	1.71	2.02
PEO Name	Joseph C. Adams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Interest Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Non-GAAP Measure Description [Text Block]
(5)	We determined that return on assets is the most important financial measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year to company performance.

Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Deduct grant date fair value of equity awards granted in fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (392,639)	$ (540,244)	$ (278,466)
PEO [Member] | Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	453,660	418,251	431,821
PEO [Member] | Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,482)	393,271	(448,661)
PEO [Member] | Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(131,675)	197,337	(183,578)
Non-PEO NEO [Member] | Deduct grant date fair value of equity awards granted in fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(565,153)	(337,652)	(314,088)
Non-PEO NEO [Member] | Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	653,270	253,836	519,752
Non-PEO NEO [Member] | Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,353)	426,402	(394,184)
Non-PEO NEO [Member] | Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (233,266)	$ 216,085	$ (174,139)